Income Taxes (Reconciliation between Statutory Tax Rate and Effective Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Statutory tax rate	25.00%	25.00%	25.00%
Differential statutory tax rates	(1.40%)	(5.00%)	(4.70%)
Non-deductible expenses	(1.10%)	(14.80%)	(1.50%)
Change in deferred tax liabilities	0.00%	12.30%	0.00%
Change in valuation allowance	(22.50%)	(5.20%)	(18.80%)
Effective tax rate	0.00%	12.30%	0.00%